Salaries and social charges (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Salaries And Benefits [abstract]
Profit sharing	R$ 50,473	R$ 20,653
Salaries payable	8,045	4,378
Social charges	9,416	8,421
Payroll accruals	27,503	14,601
Payroll taxes (LTIP)	7,323	23,816
Other	4,052	2,067
Total	R$ 106,812	R$ 73,936